UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [X ]; Amendment Number:  _1_
  This Amendment (Check only one.):[  ] is a restatement.
                                   [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALLIANCEBERNSTEIN
Address:   1345 Avenue of the Americas
           NewYork, N.Y.  10105


Form 13F File Number:  28-10562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Laurence Bertan
Title:  SVP and Head of Regulatory Reporting
Phone:  212-969-1309

Signature, Place, and Date of Signing:

 /s/ Laurence Bertan           New York, NY              May 9, 2013
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

All media outlets, please contact Andrea Prochniak at AllianceBernstein (212-756-4542) with any questions. All other questions can be directed to Section13USFilings@alliancebernstein.com


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                     3

Form 13F Information Table Entry Total:               27

Form 13F Information Table Value Total:       $1,063,613 (Thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 01  AXA SA (28-3570)
 02  AXA ASSURANCES I.A.R.D. MUTUELLE (28-3636) & AXA ASSURANCES VIE MUTUELLE
      (28-3638) (collectively, the "Mutuelles AXA"), as a group
 03  AXA FINANCIAL, INC. (28-3344)

FORM 13F INFORMATION TABLE
            ITEM 1             ITEM 2  ITEM 3    ITEM 4    ITEM 5         ITEM 6         ITEM 7                  ITEM 8

                               TITLE              FAIR   SHARES OR INVESTMENT DISCRETION                VOTING AUTHORITY (SHARES)
                                 OF    CUSIP     MARKET  PRINCIPAL   (A)    (B)    (C)                  (A)        (B)       (C)
        Name of Issuer         CLASS   NUMBER     VALUE    AMOUNT   SOLE DEFINED OTHER     Managers     SOLE      SHARED     NONE

ISHARES MSCI TURKEY INVSTBLE    MSC  464286715       3247      45610         X           01 02 03       45610         0         0
ISHARES MSCI CHILE CAPPED IN    MSC  464286640       1900      29270         X           01 02 03       29270         0         0
ISHARES MSCI TAIWAN INDEX FD	MSC  464286731      15269    1144581         X           01 02 03     1144581         0         0
ISHARES DJ SELECT DIVIDEND	MSC  464287168	      340       5362         X           01 02 03        5362         0         0
ISHARES BARCLAYS TIPS BOND	MSC  464287176        767       6323         X           01 02 03        6323         0         0
ISHARES MSCI EMERGING MKT IN	MSC  464287234     561247   13122456         X           01 02 03    13122456	      0	        0
ISHARES IBOXX INV GR CORP BD	MSC  464287242        290       2415         X           01 02 03        2415         0         0
ISHARES MSCI EAFE INDEX FUND	MSC  464287465       5182      87854         X           01 02 03       87854         0         0
ISHARES NASDAQ BIOTECH INDX	MSC  464287556       1297       8112         X           01 02 03        8112         0         0
ISHARES RUSSELL 2000		MSC  464287655        422       4468         X           01 02 03        4468         0         0
ISHARES DJ US HEALTHCARE SEC	MSC  464287762        714       7400         X           01 02 03        7400         0         0
ISHARES DJ US ENERGY SECTOR	MSC  464287796        609      13500         X           01 02 03       13500         0         0
ISHARES CORE MSCI EMERGING	MSC  46434G103       3728      73436         X           01 02 03       73436         0         0
MARKET VECTORS GOLD MINERS	MSC  5706OU100      37845     999860         X           01 02 03      999860         0         0
MARKET VECTORS OIL SERVICE E	MSC  57060U191      51042    1189510         X           01 02 03     1189510         0         0
POWERSHARES QQQ NASDAQ 100	MSC  73935A104        207       3000         X           01 02 03        3000         0         0
PROSHARES ULTRA VIX ST FUTUR	MSC  74347W411         80      10402         X           01 02 03       10402         0         0
SPDR S&P 500 ETF TRUST		MSC  78462F103     275485    1758376         X           01 02 03     1758376         0         0
SPDR S&P HOMEBUILDERS ETF	MSC  78464A888        329      10956         X           01 02 03       10956         0         0
SPDR S&P MIDCAP 400 ETF TRUS	MSC  78467Y107        228       1086         X           01 02 03        1086         0         0
HEALTH CARE SELECT SECTOR	MSC  81369Y209      81535    1772149         X           01 02 03     1772149         0         0
VANGUARD FTSE EMERGING MARKETS	MSC  922042858      17889     417052         X           01 02 03      417052         0         0
VANGUARD S&P 500 ETF		MSC  922908413        374       5215         X           01 02 03        5215         0         0
VANGUARD REIT ETF		MSC  922908553        709      10051         X           01 02 03       10051         0         0
VANGUARD  MID-CAP ETF		MSC  922908629        376       4050         X           01 02 03        4050         0         0
VANGUARD SMALL-CAP ETF		MSC  922908751        370       4060         X           01 02 03        4060         0         0
WISDOMTREE INDIA EARNINGS	MSC  97717W422       2132     118659         X           01 02 03      118659         0         0




GRAND TOTAL                                    1,063,613

